Property, Equipment and Software, Net Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2016
Depreciation, Depletion and Amortization [Abstract]
Property, Plant and Equipment and Intangible Asset Depreciation and Amortization
Depreciation and amortization expense on property, equipment and software is classified as follows in the accompanying consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Cost of revenue - third-party and other	$21,277	$16,299	$8,995
Cost of revenue - direct	10,616	9,178	4,796
Selling, general and administrative	85,068	85,595	77,916
Total	$116,961	$111,072	$91,707
The following table summarizes depreciation and amortization of property, equipment and software and intangible assets by reportable segment for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
North America	$116,865	$108,973	$83,106
International	19,044	20,409	27,717
Consolidated total	$135,909	$129,382	$110,823